Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail)				12 Months Ended
	Jun. 07, 2018	Nov. 30, 2017	Feb. 14, 2017	Dec. 31, 2018	Dec. 31, 2017	Oct. 23, 1997
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of ownership interest				50.00%
Proportion of ownership(in percentage)required to classify entity as associate				20.00%
Top of Range
Statement Of Compliance And Basis Of Presentation [Line Items]
Fair value of assets acquired and liabilities assumed, measurement period				1 year
Codensa S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary				48.30%
Voting percentage of investee				57.15%
Emgesa S.A. E.S.P.
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary				48.48%
Voting percentage of investee				56.43%		48.50%
EGP Projetos I (Volta Grande) [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Concession term		30 years
Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary			99.88%
Enel Argentina S A Formerly Named Endesa Argentina S A
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary				99.92%	100.00%
Enel Brasil Investimento Sudeste S.A [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion of ownership interest in subsidiary	100.00%			100.00%	0.00%